Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000215377 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215377 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215377 | Capital One Financial Corp.___BNY-14040H105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215377 | Charles Schwab Corp.___BNY-808513105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215377 | Morgan Stanley___BNY-617446448
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215377 | Netflix, Inc.___BNY-64110L106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215377 | Booking Holdings, Inc.___BNY-09857L108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215377 | Walt Disney Co.___BNY-254687106
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215377 | Goldman Sachs Group, Inc.___BNY-38141G104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215377 | Charter Communications, Inc.__Class A_BNY-16119P108
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215377 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000215377 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000215377 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000215377 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000215377 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000215377 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000215377 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000215377 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215377 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000215377 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215377 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000215377 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000215377 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000215377 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215377 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000215373 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215373 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215373 | Capital One Financial Corp.___BNY-14040H105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215373 | Charles Schwab Corp.___BNY-808513105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215373 | Morgan Stanley___BNY-617446448
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215373 | Netflix, Inc.___BNY-64110L106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215373 | Booking Holdings, Inc.___BNY-09857L108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215373 | Walt Disney Co.___BNY-254687106
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215373 | Goldman Sachs Group, Inc.___BNY-38141G104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215373 | Charter Communications, Inc.__Class A_BNY-16119P108
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215373 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000215373 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000215373 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000215373 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000215373 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000215373 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000215373 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000215373 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215373 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000215373 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215373 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000215373 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000215373 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000215373 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215373 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000215374 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215374 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215374 | Capital One Financial Corp.___BNY-14040H105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215374 | Charles Schwab Corp.___BNY-808513105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215374 | Morgan Stanley___BNY-617446448
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215374 | Netflix, Inc.___BNY-64110L106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215374 | Booking Holdings, Inc.___BNY-09857L108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215374 | Walt Disney Co.___BNY-254687106
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215374 | Goldman Sachs Group, Inc.___BNY-38141G104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215374 | Charter Communications, Inc.__Class A_BNY-16119P108
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215374 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000215374 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000215374 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000215374 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000215374 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000215374 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000215374 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000215374 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215374 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000215374 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215374 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000215374 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000215374 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000215374 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215374 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000215381 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215381 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215381 | Capital One Financial Corp.___BNY-14040H105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215381 | Charles Schwab Corp.___BNY-808513105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215381 | Morgan Stanley___BNY-617446448
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215381 | Netflix, Inc.___BNY-64110L106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215381 | Booking Holdings, Inc.___BNY-09857L108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215381 | Walt Disney Co.___BNY-254687106
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215381 | Goldman Sachs Group, Inc.___BNY-38141G104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215381 | Charter Communications, Inc.__Class A_BNY-16119P108
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215381 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000215381 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000215381 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000215381 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000215381 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000215381 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000215381 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000215381 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215381 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000215381 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215381 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000215381 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000215381 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000215381 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215381 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000215378 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215378 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215378 | Capital One Financial Corp.___BNY-14040H105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215378 | Charles Schwab Corp.___BNY-808513105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215378 | Morgan Stanley___BNY-617446448
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215378 | Netflix, Inc.___BNY-64110L106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215378 | Booking Holdings, Inc.___BNY-09857L108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215378 | Walt Disney Co.___BNY-254687106
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215378 | Goldman Sachs Group, Inc.___BNY-38141G104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215378 | Charter Communications, Inc.__Class A_BNY-16119P108
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215378 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000215378 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000215378 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000215378 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000215378 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000215378 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000215378 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000215378 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215378 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000215378 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215378 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000215378 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000215378 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000215378 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215378 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000215380 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215380 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215380 | Capital One Financial Corp.___BNY-14040H105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215380 | Charles Schwab Corp.___BNY-808513105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215380 | Morgan Stanley___BNY-617446448
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215380 | Netflix, Inc.___BNY-64110L106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215380 | Booking Holdings, Inc.___BNY-09857L108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215380 | Walt Disney Co.___BNY-254687106
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215380 | Goldman Sachs Group, Inc.___BNY-38141G104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215380 | Charter Communications, Inc.__Class A_BNY-16119P108
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215380 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000215380 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000215380 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000215380 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000215380 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000215380 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000215380 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000215380 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215380 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000215380 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215380 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000215380 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000215380 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000215380 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215380 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000215405 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215405 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215405 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215405 | NCL Corp. Ltd._1.125__BNY-62886HBD2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215405 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215405 | PG&E Corp._4.25__BNY-69331CAK4
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215405 | Bombardier, Inc._7.5__BNY-097751BZ3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215405 | Open Text Holdings, Inc._4.125__BNY-683720AC0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215405 | GS Finance Corp._1.5__BNY-40058FLR2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215405 | Hudbay Minerals, Inc._6.125__BNY-443628AH5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215405 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000215405 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215405 | Equity-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000215405 | Convertible Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000215405 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000215405 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000215404 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215404 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215404 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215404 | NCL Corp. Ltd._1.125__BNY-62886HBD2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215404 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215404 | PG&E Corp._4.25__BNY-69331CAK4
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215404 | Bombardier, Inc._7.5__BNY-097751BZ3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215404 | Open Text Holdings, Inc._4.125__BNY-683720AC0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215404 | GS Finance Corp._1.5__BNY-40058FLR2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215404 | Hudbay Minerals, Inc._6.125__BNY-443628AH5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215404 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000215404 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215404 | Equity-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000215404 | Convertible Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000215404 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000215404 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000215403 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215403 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215403 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215403 | NCL Corp. Ltd._1.125__BNY-62886HBD2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215403 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215403 | PG&E Corp._4.25__BNY-69331CAK4
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215403 | Bombardier, Inc._7.5__BNY-097751BZ3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215403 | Open Text Holdings, Inc._4.125__BNY-683720AC0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215403 | GS Finance Corp._1.5__BNY-40058FLR2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215403 | Hudbay Minerals, Inc._6.125__BNY-443628AH5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215403 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000215403 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215403 | Equity-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000215403 | Convertible Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000215403 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000215403 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000215400 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215400 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215400 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215400 | NCL Corp. Ltd._1.125__BNY-62886HBD2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215400 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215400 | PG&E Corp._4.25__BNY-69331CAK4
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215400 | Bombardier, Inc._7.5__BNY-097751BZ3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215400 | Open Text Holdings, Inc._4.125__BNY-683720AC0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215400 | GS Finance Corp._1.5__BNY-40058FLR2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215400 | Hudbay Minerals, Inc._6.125__BNY-443628AH5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215400 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000215400 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215400 | Equity-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000215400 | Convertible Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000215400 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000215400 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000215401 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215401 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215401 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215401 | NCL Corp. Ltd._1.125__BNY-62886HBD2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215401 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215401 | PG&E Corp._4.25__BNY-69331CAK4
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215401 | Bombardier, Inc._7.5__BNY-097751BZ3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215401 | Open Text Holdings, Inc._4.125__BNY-683720AC0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215401 | GS Finance Corp._1.5__BNY-40058FLR2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215401 | Hudbay Minerals, Inc._6.125__BNY-443628AH5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215401 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000215401 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215401 | Equity-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000215401 | Convertible Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000215401 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000215401 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000055103 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000055103 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000055103 | AT&T, Inc.___BNY-00206R102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000055103 | Parker-Hannifin Corp.___BNY-701094104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000055103 | UnitedHealth Group, Inc.___BNY-91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000055103 | Dover Corp.___BNY-260003108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000055103 | Kenvue, Inc.___BNY-49177J102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000055103 | PNC Financial Services Group, Inc.___BNY-693475105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000055103 | Chevron Corp.___BNY-166764100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000055103 | Intercontinental Exchange, Inc.___BNY-45866F104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000055103 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000055103 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000055103 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000055103 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000055103 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000055103 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000055103 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000055103 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000055103 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000055103 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000055103 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000055103 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000055103 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000055103 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000055103 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000055105 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000055105 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000055105 | AT&T, Inc.___BNY-00206R102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000055105 | Parker-Hannifin Corp.___BNY-701094104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000055105 | UnitedHealth Group, Inc.___BNY-91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000055105 | Dover Corp.___BNY-260003108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000055105 | Kenvue, Inc.___BNY-49177J102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000055105 | PNC Financial Services Group, Inc.___BNY-693475105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000055105 | Chevron Corp.___BNY-166764100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000055105 | Intercontinental Exchange, Inc.___BNY-45866F104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000055105 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000055105 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000055105 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000055105 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000055105 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000055105 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000055105 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000055105 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000055105 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000055105 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000055105 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000055105 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000055105 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000055105 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000055105 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000055106 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000055106 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000055106 | AT&T, Inc.___BNY-00206R102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000055106 | Parker-Hannifin Corp.___BNY-701094104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000055106 | UnitedHealth Group, Inc.___BNY-91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000055106 | Dover Corp.___BNY-260003108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000055106 | Kenvue, Inc.___BNY-49177J102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000055106 | PNC Financial Services Group, Inc.___BNY-693475105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000055106 | Chevron Corp.___BNY-166764100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000055106 | Intercontinental Exchange, Inc.___BNY-45866F104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000055106 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000055106 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000055106 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000055106 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000055106 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000055106 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000055106 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000055106 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000055106 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000055106 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000055106 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000055106 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000055106 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000055106 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000055106 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000103066 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000103066 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000103066 | AT&T, Inc.___BNY-00206R102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000103066 | Parker-Hannifin Corp.___BNY-701094104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000103066 | UnitedHealth Group, Inc.___BNY-91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000103066 | Dover Corp.___BNY-260003108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000103066 | Kenvue, Inc.___BNY-49177J102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000103066 | PNC Financial Services Group, Inc.___BNY-693475105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000103066 | Chevron Corp.___BNY-166764100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000103066 | Intercontinental Exchange, Inc.___BNY-45866F104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000103066 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000103066 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000103066 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000103066 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000103066 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000103066 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000103066 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000103066 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000103066 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000103066 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000103066 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000103066 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000103066 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000103066 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000103066 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000122002 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122002 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000122002 | AT&T, Inc.___BNY-00206R102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000122002 | Parker-Hannifin Corp.___BNY-701094104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000122002 | UnitedHealth Group, Inc.___BNY-91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000122002 | Dover Corp.___BNY-260003108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000122002 | Kenvue, Inc.___BNY-49177J102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122002 | PNC Financial Services Group, Inc.___BNY-693475105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000122002 | Chevron Corp.___BNY-166764100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000122002 | Intercontinental Exchange, Inc.___BNY-45866F104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000122002 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000122002 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000122002 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000122002 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000122002 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000122002 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000122002 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000122002 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000122002 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000122002 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000122002 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000122002 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000122002 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000122002 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000122002 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000078999 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000078999 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000078999 | AT&T, Inc.___BNY-00206R102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000078999 | Parker-Hannifin Corp.___BNY-701094104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000078999 | UnitedHealth Group, Inc.___BNY-91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000078999 | Dover Corp.___BNY-260003108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000078999 | Kenvue, Inc.___BNY-49177J102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000078999 | PNC Financial Services Group, Inc.___BNY-693475105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000078999 | Chevron Corp.___BNY-166764100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000078999 | Intercontinental Exchange, Inc.___BNY-45866F104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000078999 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000078999 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000078999 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000078999 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000078999 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000078999 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000078999 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000078999 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000078999 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000078999 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000078999 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000078999 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000078999 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000078999 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000078999 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000022956 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022956 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000022956 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000022956 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000022956 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000022956 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000022956 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022956 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022956 | Visa, Inc.__Class A_BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022956 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022956 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000022956 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022956 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000022956 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022956 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000022956 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022956 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000022956 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022956 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022956 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000022956 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022956 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000022956 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022956 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000022958 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022958 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000022958 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000022958 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000022958 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000022958 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000022958 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022958 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022958 | Visa, Inc.__Class A_BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022958 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022958 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000022958 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022958 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000022958 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022958 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000022958 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022958 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000022958 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022958 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022958 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000022958 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022958 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000022958 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022958 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000022959 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022959 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000022959 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000022959 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000022959 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000022959 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000022959 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022959 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022959 | Visa, Inc.__Class A_BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022959 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022959 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000022959 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022959 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000022959 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022959 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000022959 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022959 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000022959 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022959 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022959 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000022959 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022959 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000022959 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022959 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000144636 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000144636 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000144636 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000144636 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000144636 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000144636 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000144636 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000144636 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000144636 | Visa, Inc.__Class A_BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000144636 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000144636 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000144636 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000144636 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000144636 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000144636 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000144636 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000144636 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000144636 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000144636 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000144636 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000144636 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000144636 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000144636 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000144636 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000156671 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000156671 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000156671 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000156671 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000156671 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000156671 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000156671 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000156671 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000156671 | Visa, Inc.__Class A_BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000156671 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000156671 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000156671 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000156671 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000156671 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000156671 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000156671 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000156671 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000156671 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000156671 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000156671 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000156671 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000156671 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000156671 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000156671 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000081603 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000081603 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000081603 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000081603 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000081603 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000081603 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000081603 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000081603 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000081603 | Visa, Inc.__Class A_BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000081603 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000081603 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000081603 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000081603 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000081603 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000081603 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000081603 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000081603 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000081603 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000081603 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000081603 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000081603 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000081603 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000081603 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000081603 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000215383 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215383 | Owens Corning___BNY-690742101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215383 | AECOM___BNY-00766T100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215383 | US Foods Holding Corp.___BNY-912008109
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215383 | EMCOR Group, Inc.___BNY-29084Q100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215383 | RPM International, Inc.___BNY-749685103
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215383 | Equitable Holdings, Inc.___BNY-29452E101
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215383 | Unum Group___BNY-91529Y106
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215383 | Carlisle Cos., Inc.___BNY-142339100
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215383 | Jefferies Financial Group, Inc.___BNY-47233W109
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215383 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000215383 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000215383 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000215383 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000215383 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000215383 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000215383 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215383 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000215383 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000215383 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000215383 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000215383 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000215383 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000215383 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215383 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000215383 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215384 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215384 | Owens Corning___BNY-690742101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215384 | AECOM___BNY-00766T100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215384 | US Foods Holding Corp.___BNY-912008109
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215384 | EMCOR Group, Inc.___BNY-29084Q100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215384 | RPM International, Inc.___BNY-749685103
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215384 | Equitable Holdings, Inc.___BNY-29452E101
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215384 | Unum Group___BNY-91529Y106
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215384 | Carlisle Cos., Inc.___BNY-142339100
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215384 | Jefferies Financial Group, Inc.___BNY-47233W109
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215384 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000215384 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000215384 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000215384 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000215384 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000215384 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000215384 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215384 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000215384 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000215384 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000215384 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000215384 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000215384 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000215384 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215384 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000215384 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215385 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215385 | Owens Corning___BNY-690742101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215385 | AECOM___BNY-00766T100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215385 | US Foods Holding Corp.___BNY-912008109
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215385 | EMCOR Group, Inc.___BNY-29084Q100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215385 | RPM International, Inc.___BNY-749685103
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215385 | Equitable Holdings, Inc.___BNY-29452E101
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215385 | Unum Group___BNY-91529Y106
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215385 | Carlisle Cos., Inc.___BNY-142339100
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215385 | Jefferies Financial Group, Inc.___BNY-47233W109
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215385 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000215385 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000215385 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000215385 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000215385 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000215385 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000215385 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215385 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000215385 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000215385 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000215385 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000215385 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000215385 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000215385 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215385 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000215385 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215388 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215388 | Owens Corning___BNY-690742101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215388 | AECOM___BNY-00766T100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215388 | US Foods Holding Corp.___BNY-912008109
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215388 | EMCOR Group, Inc.___BNY-29084Q100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215388 | RPM International, Inc.___BNY-749685103
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215388 | Equitable Holdings, Inc.___BNY-29452E101
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215388 | Unum Group___BNY-91529Y106
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215388 | Carlisle Cos., Inc.___BNY-142339100
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215388 | Jefferies Financial Group, Inc.___BNY-47233W109
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215388 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000215388 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000215388 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000215388 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000215388 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000215388 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000215388 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215388 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000215388 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000215388 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000215388 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000215388 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000215388 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000215388 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215388 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000215388 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215382 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215382 | Owens Corning___BNY-690742101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215382 | AECOM___BNY-00766T100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215382 | US Foods Holding Corp.___BNY-912008109
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215382 | EMCOR Group, Inc.___BNY-29084Q100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215382 | RPM International, Inc.___BNY-749685103
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215382 | Equitable Holdings, Inc.___BNY-29452E101
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215382 | Unum Group___BNY-91529Y106
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215382 | Carlisle Cos., Inc.___BNY-142339100
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215382 | Jefferies Financial Group, Inc.___BNY-47233W109
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215382 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000215382 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000215382 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000215382 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000215382 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000215382 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000215382 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215382 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000215382 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000215382 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000215382 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000215382 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000215382 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000215382 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215382 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000215382 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022966 | AppLovin Corp.__Class A_BNY-03831W108
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022966 | Palantir Technologies, Inc.__Class A_BNY-69608A108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022966 | Trade Desk, Inc.__Class A_BNY-88339J105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022966 | Datadog, Inc.__Class A_BNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022966 | Blue Owl Capital, Inc.___BNY-09581B103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022966 | Tradeweb Markets, Inc.__Class A_BNY-892672106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022966 | Axon Enterprise, Inc.___BNY-05464C101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022966 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022966 | Fair Isaac Corp.___BNY-303250104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022966 | Block, Inc.___BNY-852234103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022966 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000022966 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000022966 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000022966 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000022966 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000022966 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022966 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022966 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022966 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022966 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022966 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022966 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000022966 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000022966 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000022966 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022968 | AppLovin Corp.__Class A_BNY-03831W108
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022968 | Palantir Technologies, Inc.__Class A_BNY-69608A108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022968 | Trade Desk, Inc.__Class A_BNY-88339J105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022968 | Datadog, Inc.__Class A_BNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022968 | Blue Owl Capital, Inc.___BNY-09581B103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022968 | Tradeweb Markets, Inc.__Class A_BNY-892672106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022968 | Axon Enterprise, Inc.___BNY-05464C101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022968 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022968 | Fair Isaac Corp.___BNY-303250104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022968 | Block, Inc.___BNY-852234103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022968 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000022968 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000022968 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000022968 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000022968 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000022968 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022968 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022968 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022968 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022968 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022968 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022968 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000022968 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000022968 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000022968 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022969 | AppLovin Corp.__Class A_BNY-03831W108
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022969 | Palantir Technologies, Inc.__Class A_BNY-69608A108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022969 | Trade Desk, Inc.__Class A_BNY-88339J105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022969 | Datadog, Inc.__Class A_BNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022969 | Blue Owl Capital, Inc.___BNY-09581B103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022969 | Tradeweb Markets, Inc.__Class A_BNY-892672106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022969 | Axon Enterprise, Inc.___BNY-05464C101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022969 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022969 | Fair Isaac Corp.___BNY-303250104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022969 | Block, Inc.___BNY-852234103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022969 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000022969 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000022969 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000022969 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000022969 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000022969 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022969 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022969 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022969 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022969 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022969 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022969 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000022969 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000022969 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000022969 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000103065 | AppLovin Corp.__Class A_BNY-03831W108
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000103065 | Palantir Technologies, Inc.__Class A_BNY-69608A108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000103065 | Trade Desk, Inc.__Class A_BNY-88339J105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000103065 | Datadog, Inc.__Class A_BNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000103065 | Blue Owl Capital, Inc.___BNY-09581B103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000103065 | Tradeweb Markets, Inc.__Class A_BNY-892672106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000103065 | Axon Enterprise, Inc.___BNY-05464C101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000103065 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000103065 | Fair Isaac Corp.___BNY-303250104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103065 | Block, Inc.___BNY-852234103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000103065 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000103065 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000103065 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000103065 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000103065 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000103065 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000103065 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000103065 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000103065 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000103065 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000103065 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000103065 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000103065 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000103065 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000103065 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122001 | AppLovin Corp.__Class A_BNY-03831W108
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000122001 | Palantir Technologies, Inc.__Class A_BNY-69608A108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000122001 | Trade Desk, Inc.__Class A_BNY-88339J105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000122001 | Datadog, Inc.__Class A_BNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000122001 | Blue Owl Capital, Inc.___BNY-09581B103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122001 | Tradeweb Markets, Inc.__Class A_BNY-892672106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122001 | Axon Enterprise, Inc.___BNY-05464C101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122001 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000122001 | Fair Isaac Corp.___BNY-303250104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122001 | Block, Inc.___BNY-852234103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122001 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000122001 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000122001 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000122001 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000122001 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000122001 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000122001 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000122001 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000122001 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000122001 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122001 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122001 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000122001 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000122001 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000122001 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000078998 | AppLovin Corp.__Class A_BNY-03831W108
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000078998 | Palantir Technologies, Inc.__Class A_BNY-69608A108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000078998 | Trade Desk, Inc.__Class A_BNY-88339J105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000078998 | Datadog, Inc.__Class A_BNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000078998 | Blue Owl Capital, Inc.___BNY-09581B103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000078998 | Tradeweb Markets, Inc.__Class A_BNY-892672106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000078998 | Axon Enterprise, Inc.___BNY-05464C101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000078998 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000078998 | Fair Isaac Corp.___BNY-303250104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078998 | Block, Inc.___BNY-852234103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000078998 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000078998 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000078998 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000078998 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000078998 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000078998 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000078998 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000078998 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000078998 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000078998 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000078998 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000078998 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000078998 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000078998 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000078998 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000105101 | US Foods Holding Corp.___BNY-912008109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000105101 | Alliant Energy Corp.___BNY-018802108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000105101 | Willis Towers Watson PLC___BNY-G96629103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000105101 | BJ's Wholesale Club Holdings, Inc.___BNY-05550J101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000105101 | Hartford Financial Services Group, Inc.___BNY-416515104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000105101 | Baker Hughes Co.___BNY-05722G100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000105101 | Crown Holdings, Inc.___BNY-228368106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000105101 | Quest Diagnostics, Inc.___BNY-74834L100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000105101 | National Retail Properties, Inc.___BNY-637417106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000105101 | Ross Stores, Inc.___BNY-778296103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000105101 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000105101 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000105101 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000105101 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000105101 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000105101 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000105101 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000105101 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000105101 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000105101 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000105101 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000105101 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000105101 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000105101 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000105101 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000105101 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000238235 | FTAI Aviation Ltd.___BNY-G3730V105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000238235 | Skyline Champion Corp.___BNY-830830105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000238235 | ExlService Holdings, Inc.___BNY-302081104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000238235 | Modine Manufacturing Co.___BNY-607828100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238235 | Western Alliance Bancorp___BNY-957638109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238235 | Globant SA___BNY-L44385109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238235 | Rambus, Inc.___BNY-750917106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238235 | Herc Holdings, Inc.___BNY-42704L104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238235 | Littelfuse, Inc.___BNY-537008104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238235 | Piper Sandler Cos.___BNY-724078100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238235 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000238235 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000238235 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000238235 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000238235 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000238235 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000238235 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000238235 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000238235 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000238235 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000238235 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000238235 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000238235 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	95.60%
C000238235 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000238236 | FTAI Aviation Ltd.___BNY-G3730V105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000238236 | Skyline Champion Corp.___BNY-830830105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000238236 | ExlService Holdings, Inc.___BNY-302081104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000238236 | Modine Manufacturing Co.___BNY-607828100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238236 | Western Alliance Bancorp___BNY-957638109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238236 | Globant SA___BNY-L44385109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238236 | Rambus, Inc.___BNY-750917106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238236 | Herc Holdings, Inc.___BNY-42704L104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238236 | Littelfuse, Inc.___BNY-537008104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238236 | Piper Sandler Cos.___BNY-724078100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238236 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000238236 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000238236 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000238236 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000238236 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000238236 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000238236 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000238236 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000238236 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000238236 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000238236 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000238236 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000238236 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	95.60%
C000238236 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000234687 | FTAI Aviation Ltd.___BNY-G3730V105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000234687 | Skyline Champion Corp.___BNY-830830105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234687 | ExlService Holdings, Inc.___BNY-302081104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234687 | Modine Manufacturing Co.___BNY-607828100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000234687 | Western Alliance Bancorp___BNY-957638109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000234687 | Globant SA___BNY-L44385109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000234687 | Rambus, Inc.___BNY-750917106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000234687 | Herc Holdings, Inc.___BNY-42704L104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000234687 | Littelfuse, Inc.___BNY-537008104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000234687 | Piper Sandler Cos.___BNY-724078100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000234687 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000234687 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000234687 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000234687 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000234687 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000234687 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000234687 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000234687 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000234687 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000234687 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000234687 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000234687 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000234687 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	95.60%
C000234687 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000238233 | FTAI Aviation Ltd.___BNY-G3730V105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000238233 | Skyline Champion Corp.___BNY-830830105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000238233 | ExlService Holdings, Inc.___BNY-302081104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000238233 | Modine Manufacturing Co.___BNY-607828100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238233 | Western Alliance Bancorp___BNY-957638109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238233 | Globant SA___BNY-L44385109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238233 | Rambus, Inc.___BNY-750917106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238233 | Herc Holdings, Inc.___BNY-42704L104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238233 | Littelfuse, Inc.___BNY-537008104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238233 | Piper Sandler Cos.___BNY-724078100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238233 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000238233 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000238233 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000238233 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000238233 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000238233 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000238233 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000238233 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000238233 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000238233 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000238233 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000238233 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000238233 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	95.60%
C000238233 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000234688 | FTAI Aviation Ltd.___BNY-G3730V105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000234688 | Skyline Champion Corp.___BNY-830830105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234688 | ExlService Holdings, Inc.___BNY-302081104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234688 | Modine Manufacturing Co.___BNY-607828100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000234688 | Western Alliance Bancorp___BNY-957638109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000234688 | Globant SA___BNY-L44385109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000234688 | Rambus, Inc.___BNY-750917106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000234688 | Herc Holdings, Inc.___BNY-42704L104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000234688 | Littelfuse, Inc.___BNY-537008104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000234688 | Piper Sandler Cos.___BNY-724078100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000234688 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000234688 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000234688 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000234688 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000234688 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000234688 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000234688 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000234688 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000234688 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000234688 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000234688 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000234688 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000234688 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	95.60%
C000234688 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000238237 | FTAI Aviation Ltd.___BNY-G3730V105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000238237 | Skyline Champion Corp.___BNY-830830105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000238237 | ExlService Holdings, Inc.___BNY-302081104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000238237 | Modine Manufacturing Co.___BNY-607828100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238237 | Western Alliance Bancorp___BNY-957638109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238237 | Globant SA___BNY-L44385109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238237 | Rambus, Inc.___BNY-750917106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238237 | Herc Holdings, Inc.___BNY-42704L104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238237 | Littelfuse, Inc.___BNY-537008104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238237 | Piper Sandler Cos.___BNY-724078100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238237 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000238237 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000238237 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000238237 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000238237 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000238237 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000238237 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000238237 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000238237 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000238237 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000238237 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000238237 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000238237 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	95.60%
C000238237 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215396 | ExlService Holdings, Inc.___BNY-302081104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215396 | iShares Russell 2000 ETF___BNY-464287655
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215396 | Acadia Realty Trust___BNY-004239109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215396 | Excelerate Energy, Inc.__Class A_BNY-30069T101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215396 | nVent Electric PLC___BNY-G6700G107
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215396 | Armstrong World Industries, Inc.___BNY-04247X102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215396 | Allison Transmission Holdings, Inc.___BNY-01973R101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215396 | Element Solutions, Inc.___BNY-28618M106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215396 | Mueller Water Products, Inc.__Class A_BNY-624758108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215396 | Hancock Whitney Corp.___BNY-410120109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215396 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000215396 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000215396 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000215396 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000215396 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000215396 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000215396 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000215396 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000215396 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000215396 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215396 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000215396 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215396 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000215396 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000215396 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215396 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000215395 | ExlService Holdings, Inc.___BNY-302081104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215395 | iShares Russell 2000 ETF___BNY-464287655
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215395 | Acadia Realty Trust___BNY-004239109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215395 | Excelerate Energy, Inc.__Class A_BNY-30069T101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215395 | nVent Electric PLC___BNY-G6700G107
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215395 | Armstrong World Industries, Inc.___BNY-04247X102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215395 | Allison Transmission Holdings, Inc.___BNY-01973R101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215395 | Element Solutions, Inc.___BNY-28618M106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215395 | Mueller Water Products, Inc.__Class A_BNY-624758108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215395 | Hancock Whitney Corp.___BNY-410120109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215395 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000215395 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000215395 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000215395 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000215395 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000215395 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000215395 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000215395 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000215395 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000215395 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215395 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000215395 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215395 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000215395 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000215395 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215395 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000215394 | ExlService Holdings, Inc.___BNY-302081104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215394 | iShares Russell 2000 ETF___BNY-464287655
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215394 | Acadia Realty Trust___BNY-004239109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215394 | Excelerate Energy, Inc.__Class A_BNY-30069T101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215394 | nVent Electric PLC___BNY-G6700G107
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215394 | Armstrong World Industries, Inc.___BNY-04247X102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215394 | Allison Transmission Holdings, Inc.___BNY-01973R101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215394 | Element Solutions, Inc.___BNY-28618M106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215394 | Mueller Water Products, Inc.__Class A_BNY-624758108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215394 | Hancock Whitney Corp.___BNY-410120109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215394 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000215394 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000215394 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000215394 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000215394 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000215394 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000215394 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000215394 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000215394 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000215394 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215394 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000215394 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215394 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000215394 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000215394 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215394 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000215391 | ExlService Holdings, Inc.___BNY-302081104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215391 | iShares Russell 2000 ETF___BNY-464287655
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215391 | Acadia Realty Trust___BNY-004239109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215391 | Excelerate Energy, Inc.__Class A_BNY-30069T101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215391 | nVent Electric PLC___BNY-G6700G107
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215391 | Armstrong World Industries, Inc.___BNY-04247X102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215391 | Allison Transmission Holdings, Inc.___BNY-01973R101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215391 | Element Solutions, Inc.___BNY-28618M106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215391 | Mueller Water Products, Inc.__Class A_BNY-624758108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215391 | Hancock Whitney Corp.___BNY-410120109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215391 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000215391 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000215391 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000215391 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000215391 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000215391 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000215391 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000215391 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000215391 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000215391 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215391 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000215391 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215391 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000215391 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000215391 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215391 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000215397 | ExlService Holdings, Inc.___BNY-302081104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215397 | iShares Russell 2000 ETF___BNY-464287655
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215397 | Acadia Realty Trust___BNY-004239109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215397 | Excelerate Energy, Inc.__Class A_BNY-30069T101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215397 | nVent Electric PLC___BNY-G6700G107
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215397 | Armstrong World Industries, Inc.___BNY-04247X102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215397 | Allison Transmission Holdings, Inc.___BNY-01973R101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215397 | Element Solutions, Inc.___BNY-28618M106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215397 | Mueller Water Products, Inc.__Class A_BNY-624758108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215397 | Hancock Whitney Corp.___BNY-410120109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215397 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000215397 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000215397 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000215397 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000215397 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000215397 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000215397 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000215397 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000215397 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000215397 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215397 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000215397 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215397 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000215397 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000215397 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215397 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000215390 | ExlService Holdings, Inc.___BNY-302081104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215390 | iShares Russell 2000 ETF___BNY-464287655
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215390 | Acadia Realty Trust___BNY-004239109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215390 | Excelerate Energy, Inc.__Class A_BNY-30069T101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215390 | nVent Electric PLC___BNY-G6700G107
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215390 | Armstrong World Industries, Inc.___BNY-04247X102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215390 | Allison Transmission Holdings, Inc.___BNY-01973R101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215390 | Element Solutions, Inc.___BNY-28618M106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215390 | Mueller Water Products, Inc.__Class A_BNY-624758108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215390 | Hancock Whitney Corp.___BNY-410120109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215390 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000215390 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000215390 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000215390 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000215390 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000215390 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000215390 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000215390 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000215390 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000215390 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215390 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000215390 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215390 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000215390 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000215390 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215390 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000242977 | US Foods Holding Corp.___BNY-912008109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000242977 | Alliant Energy Corp.___BNY-018802108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000242977 | Willis Towers Watson PLC___BNY-G96629103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000242977 | BJ's Wholesale Club Holdings, Inc.___BNY-05550J101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000242977 | Hartford Financial Services Group, Inc.___BNY-416515104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000242977 | Baker Hughes Co.___BNY-05722G100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000242977 | Crown Holdings, Inc.___BNY-228368106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000242977 | Quest Diagnostics, Inc.___BNY-74834L100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000242977 | National Retail Properties, Inc.___BNY-637417106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000242977 | Packaging Corp. of America___BNY-695156109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000242977 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000242977 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000242977 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000242977 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000242977 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000242977 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000242977 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000242977 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000242977 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000242977 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000242977 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000242977 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000242977 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000242977 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000242977 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000242977 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.30%